Collaboration and License Agreements (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Collaboration and License Agreements	Collaboration and License Agreements
Biogen MA, Inc.
On September 8, 2023, the Company entered into a non-exclusive, sublicensable, worldwide, perpetual patent license agreement, or the Biogen Agreement, with Biogen MA, Inc., or Biogen, to research, develop, make, use, offer, sell and import products or processes containing or using an engineering T-cell modified with an mRNA comprising, or encoding a protein comprising, certain sequences licensed under the Biogen Agreement for the prevention, treatment, palliation and management of autoimmune diseases and disorders, excluding cancers, neoplastic disorders, and paraneoplastic disorders. The Company is not obligated to pay Biogen any expenses, fees, or royalties.
The Company may terminate the Biogen Agreement for any reason or no reason, and Biogen may terminate the agreement after a notice-and-cure period of 30 days if the Company fails to pay a fee owed to Biogen or for any other material breach of the agreement. The Biogen Agreement will otherwise expire when all claims of all issued patents within the patents and patent applications licensed to the Company under the Biogen Agreement have expired or been finally rendered revoked, invalid or unenforceable by a decision of a court or government agency.
National Cancer Institute of the National Institutes of Health
Effective September 16, 2019, the Company entered into a nonexclusive, worldwide license agreement, or the NCI Agreement, with the U.S. Department of Health and Human Services, represented by the National Cancer Institute of the National Institutes of Health, or NCI.
Under the NCI Agreement, the Company was granted a license under certain NCI patents and patent applications designated in the agreement, to make, use, sell, offer and import products and processes within the scope of the patents and applications licensed under the NCI Agreement when developing and manufacturing anti-BCMA CAR-T cell products for the treatment of myasthenia gravis, pemphigus vulgaris, and immune thrombocytopenic purpura according to methods designated in the NCI Agreement.
In connection with the Company’s entry into the NCI Agreement, Old Cartesian paid to NCI a one-time $0.1 million license royalty payment. Under the NCI Agreement, the Company is further required to pay NCI a low five-digit annual royalty. The Company must also pay earned royalties on net sales in a low single-digit percentage and pay up to $0.8 million in benchmark royalties upon the Company's achievement of designated benchmarks that are based on the commercial development plan agreed between the parties.
Under the NCI Agreement, the Company must use reasonable commercial efforts to bring licensed products and licensed processes to the point of Practical Application (as defined in the NCI Agreement). Upon the Company’s first commercial sale, the Company must use reasonable commercial efforts to make licensed products and licensed processes reasonably accessible to the United States public. After the Company's first commercial sale, the Company must make reasonable quantities of licensed products or materials produced via licensed processes available to patient assistance programs and develop educational materials detailing the licensed products. Unless the Company obtains a waiver from NCI, the Company must have licensed products and licensed processes manufactured substantially in the United States. Prior to the first commercial sale, upon NCI’s request, the Company is obligated to provide NCI with commercially reasonable quantities of licensed products made through licensed processes to be used for in vitro research.
Additionally, the Company must use reasonable commercial efforts to initiate a Phase 3 clinical trial of a licensed product by the fourth quarter of 2024, submit a BLA with respect to a licensed product by the fourth quarter of 2026, and make a first commercial sale of a licensed product by the fourth quarter of 2028.
The NCI Agreement terminates upon the expiration of the last to expire of the patent rights licensed thereunder, if not sooner terminated. NCI has the right to terminate this agreement, after giving written notice and providing a cure period in accordance with its terms, if the Company is in default of a material obligation. The Company has the unilateral right to terminate the agreement in any country or territory by giving NCI 60 days’ written notice. The Company agreed to indemnify NCI against any liability arising out of the Company’s, sublicensees’ or third parties’ use of the licensed patent rights and licensed products or licensed processes developed in connection with the licensed patent rights.
Ginkgo Bioworks Holdings, Inc.
Collaboration and License Agreements
On October 25, 2021, the Company entered into a Collaboration and License Agreement, or the First Ginkgo Agreement, with Ginkgo. Under the First Ginkgo Agreement, Ginkgo will design next generation IgA proteases with potentially transformative therapeutic potential. In return, Ginkgo is eligible to earn both upfront research and development fees and milestone payments, including certain milestone payments for fixed fair values in the form of the Company's common stock, clinical and commercial milestone payments of up to $85.0 million in cash. The First Ginkgo Agreement was assessed for collaboration components and was determined not to be within the scope of ASC 808, Collaborative Arrangements, or ASC 808, as the risk and rewards are not shared by both parties. The Company will expense costs related to the First Ginkgo Agreement as incurred until regulatory approval is received in accordance with ASC 730, Research and Development, or ASC 730. The Company is accounting for the contingently issuable shares to be issued in exchange for the license obtained from Ginkgo as a liability classified stock-based compensation arrangement with a non-employee which will be recognized when achievement of the milestones is probable. The Company will assess the capitalization of costs incurred after the receipt of regulatory approval and, if applicable, will amortize these payments based on the expected useful life of each asset, typically based on the expected commercial exclusivity period. The Company is also obligated to pay Ginkgo tiered royalties ranging from low-single digit to high-single digit percentages of annual net sales of collaboration products which will be expensed as the commercial sales occur.
On January 3, 2022, the Company entered into a Collaboration and License Agreement, or the Second Ginkgo Agreement, with Ginkgo. Under this agreement, the Company will engage with Ginkgo to develop AAV capsids designed to enhance transduction efficiency and transgene expression. In return, Ginkgo is eligible to earn both upfront research and development fees and milestone payments, including certain milestone payments in the form of shares of the Company’s common stock, clinical and commercial milestone payments of up to $207 million in cash. The Second Ginkgo Agreement was assessed for collaboration components and was determined not to be within the scope of ASC 808 as the risk and rewards are not shared by both parties. The Company will expense costs related to the Second Ginkgo Agreement as incurred until regulatory approval is received in accordance with ASC 730. The Company is accounting for the contingently issuable shares of common stock to be issued in exchange for the license obtained from Ginkgo as a liability-classified, stock-based compensation arrangement with a non-employee which will be recognized when achievement of the milestones is probable. The Company will assess the capitalization of costs incurred after the receipt of regulatory approval and, if applicable, will amortize these payments based on the expected useful life of each asset, typically based on the expected commercial exclusivity period. The Company is also obligated to pay Ginkgo tiered royalties ranging from low-single digit to high-single digit percentages of annual net sales of collaboration products which will be expensed as the commercial sales occur.
On June 13, 2022, the Company was notified of the achievement of the midpoint of the technical development plan under the First Ginkgo Agreement by Ginkgo. This milestone resulted in the payment of $0.5 million and issuance of 29,761 shares of the Company’s common stock then-valued at $1.0 million to Ginkgo during the year ended December 31, 2022.
On July 19, 2023, the Company and Ginkgo mutually agreed that the completion of the technical development plan’s midpoint task under the Second Ginkgo Agreement had been achieved as of June 30, 2023. This milestone resulted in the payment of $1.0 million and issuance of 44,642 shares of the Company’s common stock then-valued at $1.5 million to Ginkgo during the year ended December 31, 2023.
Genovis AB (publ.)
License Agreement
In October 2021, the Company entered into an Exclusive License Agreement, or the Genovis Agreement, with Genovis AB (publ.), or Genovis. Under the Genovis Agreement, the Company paid to Genovis an upfront payment in exchange for an exclusive license to the Xork enzyme technology across all therapeutic uses in humans, excluding research, preclinical, diagnostic and other potential non-therapeutic applications of the enzyme. Genovis is eligible to earn from the Company development and sales-based milestones and sublicensing fees. The Genovis Agreement was assessed for collaboration components and was determined not to be within the scope of ASC 808 as the risk and rewards are not shared by both parties.
The Company will expense costs related to the Genovis Agreement as incurred until regulatory approval is received in accordance with ASC 730. The Company will assess the capitalization of costs incurred after the receipt of regulatory approval and, if applicable, will amortize these payments based on the expected useful life of each asset, typically based on the expected commercial exclusivity period. The Company is also obligated to pay Genovis tiered royalties of low double digit percentages of worldwide annual net sales of collaboration products which will be expensed as the commercial sales occur.
In February 2023, the Company made a $4.0 million payment to Genovis as a result of the sublicense of Xork to Astellas. See Note 13 to these unaudited consolidated financial statements for further discussion on the Astellas Agreement.
In March 2024, the Company notified Genovis of its intention to terminate the Genovis Agreement effective September 13, 2024.
Cyrus Biotechnology, Inc.
Collaboration and License Agreement
In September 2021, the Company and Cyrus Biotechnology, Inc., or Cyrus, entered into a collaboration and license agreement, or the Cyrus Agreement. Pursuant to the Cyrus Agreement, Cyrus agreed to grant the Company an exclusive, worldwide license to certain intellectual property to form a protein engineering collaboration combining the Company’s ImmTOR platform with Cyrus’ ability to redesign protein therapeutics. The lead program was a proprietary interleukin-2, or IL-2, protein agonist designed to selectively promote expansion of regulatory T cells for treatment of patients with autoimmune diseases and other deleterious immune conditions. In return for the licensed intellectual property, the Company made an upfront payment and was obligated to pay certain discovery, development, and sales-based milestones which could have potentially totaled up to approximately $1.5 billion across multiple programs. The Cyrus Agreement was assessed for collaboration components and was determined not to be within the scope of ASC 808 as the risk and rewards are not shared by both parties. The Company expensed costs related to the Cyrus Agreement as incurred until regulatory approval is received in accordance with ASC 730. The Company assessed the capitalization of costs incurred after the receipt of regulatory approval and, if applicable, would have amortized these payments based on the expected useful life of each asset, typically based on the expected commercial exclusivity period. The Company was also obligated to pay Cyrus tiered royalties ranging from mid-single digit to low-double digit percentages of annual net sales of collaboration products which would have been expensed as commercial sales occur.
On June 13, 2022, the Company and Cyrus mutually agreed that the preclinical key in-vitro success milestone had been achieved.
In October 2023, the Company notified Cyrus of its termination of the Cyrus Agreement effective December 29, 2023.
Stock Purchase Agreement
Additionally, on September 7, 2021, the Company entered into a stock purchase agreement, or the Series B Preferred Stock Purchase Agreement, in connection with the Cyrus Agreement. Pursuant to the Series B Preferred Stock Purchase Agreement, the Company purchased 2,326,934 shares of Cyrus’ Series B Preferred Stock, par value $0.0001 per share, at a purchase price of $0.8595 per share, for $2.0 million.
In accordance with ASC 810, the Company has a variable interest in Cyrus resulting from its equity investment. The Company will share in Cyrus’ expected losses or receive a portion of its expected returns and absorb the variability associated with changes in the entity’s net assets. However, the Company is not the primary beneficiary as it does not have the power to direct the activities most significant to Cyrus, and therefore it is not required to consolidate Cyrus. The Company has recognized the $2.0 million investment of Cyrus’ Series B Preferred Stock at cost on the purchase date.
As of June 30, 2024, no impairment indicators were present and there were no observable price changes. Therefore, the carrying value of the investment in Cyrus is $2.0 million on the accompanying consolidated balance sheets. The Company’s maximum exposure to loss related to this variable interest entity is limited to the carrying value of the investment. The Company has not provided financing to Cyrus other than the amount contractually required by the Series B Preferred Stock Purchase Agreement.
Asklepios Biopharmaceutical, Inc.
Feasibility Study and License Agreement
In August 2019, the Company entered into a feasibility study and license agreement, or the AskBio Collaboration Agreement, with Asklepios Biopharmaceutical, Inc., or AskBio. Pursuant to the AskBio Collaboration Agreement, the Company and AskBio agreed to license intellectual property rights to each other as part of a collaboration to research, develop, and commercialize certain AAV gene therapy products utilizing the Company’s ImmTOR platform to enable re-dosing of such AAV gene therapy products to treat serious rare and orphan genetic diseases for which there is a significant unmet medical need.
Pursuant to the AskBio Collaboration Agreement, the Company and AskBio agreed to conduct proof of concept studies to potentially validate the use of ImmTOR in conjunction with AskBio’s AAV gene therapy, or SEL-302, (previously disclosed as MMA-101, in combination with ImmTOR) for the treatment of methylmalonic acidemia, or MMA, to mitigate the formation of neutralizing anti-AAV capsid antibodies. On April 29, 2021, the Company was notified by AskBio that it intended to opt-out of development of the MMA indication.
The Company and AskBio shared responsibility for the research, development and commercialization of products developed under the SEL-399 program collaboration. The parties also shared research, development, and commercialization costs equally for all collaboration products, but with a right of either party to opt out of certain products, and thereby not be required to share costs for such products. Each party would have received a percentage of net profits under the collaboration equal to the percentage of shared costs borne by such party in the development of such product. Pursuant to the AskBio Collaboration Agreement, AskBio was responsible for manufacturing the AAV capsids and AAV vectors and the Company was responsible for manufacturing ImmTOR.
The Company and AskBio mutually agreed to the termination of the AskBio Collaboration Agreement, effective December 13, 2023.
No collaboration expense under the AskBio Collaboration Agreement was recognized during the three and six months ended June 30, 2024. For the three and six months ended June 30, 2023, the Company recognized less than $0.1 million and $0.1 million, respectively, of collaboration expense under the AskBio Collaboration Agreement in which actual costs incurred by both parties approximate a 50% cost share.
Shenyang Sunshine Pharmaceutical Co., Ltd
In May 2014, the Company entered into a license agreement, or the 3SBio License, with Shenyang Sunshine Pharmaceutical Co., Ltd., or 3SBio. The Company has paid to 3SBio an aggregate of $7.0 million in upfront and milestone-based payments under the 3SBio License as of June 30, 2024. The Company is required to make future payments to 3SBio contingent upon the occurrence of events related to the achievement of clinical and regulatory approval milestones of up to an aggregate of $15.0 million for products containing the Company’s ImmTOR platform.
Collaboration and License Agreements
Biogen MA, Inc.
On September 8, 2023, the Company entered into a non-exclusive, sublicensable, worldwide, perpetual patent license agreement, or the Biogen Agreement with Biogen MA, Inc., or Biogen to research, develop, make, use, offer, sell and import products or processes containing or using an engineering T-cell modified with an mRNA comprising, or encoding a protein comprising, certain sequences licensed under the Biogen Agreement for the prevention, treatment, palliation and management of autoimmune diseases and disorders, excluding cancers, neoplastic disorders, and paraneoplastic disorders. The Company is not obligated to pay Biogen any expenses, fees, or royalties.
The Company may terminate the Biogen Agreement for any reason or no reason, and Biogen may terminate the agreement after a notice-and-cure period of 30 days if the Company fails to pay a fee owed to Biogen or for any other material breach of the agreement. The Biogen Agreement will otherwise expire when all claims of all issued patents within the patents and patent applications licensed to the Company under the Biogen Agreement have expired or been finally rendered revoked, invalid or unenforceable by a decision of a court or government agency.
National Cancer Institute of the National Institutes of Health
Effective September 16, 2019, the Company entered into a nonexclusive, worldwide license agreement, or the NCI Agreement with the U.S. Department of Health and Human Services, represented by the National Cancer Institute of the National Institutes of Health, or NCI.
Under the NCI Agreement, the Company was granted a license under certain NCI patents and patent applications designated in the agreement, to make, use, sell, offer and import products and processes within the scope of the patents and applications licensed under the NCI Agreement when developing and manufacturing anti-BCMA CAR-T cell products for the treatment of myasthenia gravis, pemphigus vulgaris, and immune thrombocytopenic purpura according to methods designated in the NCI Agreement.
In connection with the Company's entry into the NCI Agreement, Old Cartesian paid to NCI a one-time $0.1 million license royalty payment. Under the NCI Agreement, the Company is further required to pay NCI a low five-digit annual royalty. The Company must also pay earned royalties on net sales in a low single-digit percentage and pay up to $0.8 million in benchmark royalties upon the Company's achievement of designated benchmarks that are based on the commercial development plan agreed between the parties.
Under the NCI Agreement, the Company must use reasonable commercial efforts to bring licensed products and licensed processes to the point of Practical Application (as defined in the NCI Agreement). Upon the Company's first commercial sale, the Company must use reasonable commercial efforts to make licensed products and licensed processes reasonably accessible to the United States public. After the Company's first commercial sale, the Company must make reasonable quantities of licensed products or materials produced via licensed processes available to patient assistance programs and develop educational materials detailing the licensed products. Unless the Company obtains a waiver from NCI, the Company must have licensed products and licensed processes manufactured substantially in the United States. Prior to the first commercial sale, upon NCI’s request, the Company is obligated to provide NCI with commercially reasonable quantities of licensed products made through licensed processes to be used for in vitro research.
Additionally, the Company must use reasonable commercial efforts to initiate a Phase 3 clinical trial of a licensed product by the fourth quarter of 2024, submit a BLA with respect to a licensed product by the fourth quarter of 2026, and make a first commercial sale of a licensed product by the fourth quarter of 2028.
The NCI Agreement terminates upon the expiration of the last to expire of the patent rights licensed thereunder, if not sooner terminated. NCI has the right to terminate this agreement, after giving written notice and providing a cure period in accordance with its terms, if the Company is in default of a material obligation. The Company has the unilateral right to terminate the agreement in any country or territory by giving NCI 60 days’ written notice. The Company agreed to indemnify NCI against any liability arising out of the Company's, sublicensees’ or third parties’ use of the licensed patent rights and licensed products or licensed processes developed in connection with the licensed patent rights.
Ginkgo Bioworks Holdings, Inc.
Collaboration and License Agreements
On October 25, 2021, the Company entered into a Collaboration and License Agreement, or the First Ginkgo Agreement, with Ginkgo. Under the First Ginkgo Agreement, Ginkgo will design next generation IgA proteases with potentially transformative therapeutic potential. In return, Ginkgo is eligible to earn both upfront research and development fees and milestone payments, including certain milestone payments for fixed fair values in the form of the Company's common stock, clinical and commercial milestone payments of up to $85.0 million in cash. The First Ginkgo Agreement was assessed for collaboration components and was determined not to be within the scope of ASC 808 as the risk and rewards are not shared by both parties. The Company will expense costs related to the First Ginkgo Agreement as incurred until regulatory approval is received in accordance with ASC 730. The Company is accounting for the contingently issuable shares to be issued in exchange for the license obtained from Ginkgo as a liability classified stock-based compensation arrangement with a non-employee which will be recognized when achievement of the milestones is probable. The Company will assess the capitalization of costs incurred after the receipt of regulatory approval and, if applicable, will amortize these payments based on the expected useful life of each asset, typically based on the expected commercial exclusivity period. The Company is also obligated to pay Ginkgo tiered royalties ranging from low-single digit to high-single digit percentages of annual net sales of collaboration products which will be expensed as the commercial sales occur.
On January 3, 2022, the Company entered into a Collaboration and License Agreement, or the Second Ginkgo Agreement, with Ginkgo. Under this agreement, the Company will engage with Ginkgo to develop AAV capsids designed to enhance transduction efficiency and transgene expression. In return, Ginkgo is eligible to earn both upfront research and development fees and milestone payments, including certain milestone payments in the form of shares of the Company’s common stock, clinical and commercial milestone payments of up to $207 million in cash. The Second Ginkgo Agreement was assessed for collaboration components and was determined not to be within the scope of ASC 808 as the risk and rewards are not shared by both parties. The Company will expense costs related to the Second Ginkgo Agreement as incurred until regulatory approval is received in accordance with ASC 730. The Company is accounting for the contingently issuable shares of common stock to be issued in exchange for the license obtained from Ginkgo as a liability-classified, stock-based compensation arrangement with a non-employee which will be recognized when achievement of the milestones is probable. The Company will assess the capitalization of costs incurred after the receipt of regulatory approval and, if applicable, will amortize these payments based on the expected useful life of each asset, typically based on the expected commercial exclusivity period. The Company is also obligated to pay Ginkgo tiered royalties ranging from low-single digit to high-single digit percentages of annual net sales of collaboration products which will be expensed as the commercial sales occur.
On June 13, 2022, the Company was notified of the achievement of the midpoint of the technical development plan under the First Ginkgo Agreement by Ginkgo. This milestone resulted in the payment of $0.5 million and issuance of 892,857 shares of the Company’s common stock then-valued at $1.0 million to Ginkgo during the year ended December 31, 2022.
On July 19, 2023, the Company and Ginkgo mutually agreed that the completion of the technical development plan’s midpoint task under the Second Ginkgo Agreement had been achieved as of June 30, 2023. This milestone resulted in the payment of $1.0 million and issuance of 1,339,285 shares of the Company’s common stock then-valued at $1.5 million to Ginkgo during the year ended December 31, 2023.
Genovis AB (publ.)
License Agreement
On October 21, 2021, the Company entered into the Genovis Agreement with Genovis. Under the Genovis Agreement, the Company paid to Genovis an upfront payment in exchange for an exclusive license to Genovis’ IgG Protease, Xork, enzyme technology across all therapeutic uses in humans, excluding research, preclinical, diagnostic and other potential non-therapeutic applications of the enzyme. Genovis is eligible to earn from the Company development and sales-based milestones and sublicensing fees. The Genovis Agreement was assessed for collaboration components and was determined not to be within the scope of ASC 808 as the risk and rewards are not shared by both parties. The Company will expense costs related to the Genovis Agreement as incurred until regulatory approval is received in accordance with ASC 730. The Company will assess the capitalization of costs incurred after the receipt of regulatory approval and, if applicable, will amortize these payments based on the expected useful life of each asset, typically based on the expected commercial exclusivity period. The Company is also obligated to pay Genovis tiered royalties of low double digit percentages of worldwide annual net sales of collaboration products which will be expensed as the commercial sales occur.
In February 2023, the Company made a $4.0 million payment to Genovis as a result of the sublicense of Xork to Astellas. See Note 14 to these consolidated financial statements for further discussion on the Astellas Agreement.
Cyrus Biotechnology, Inc.
Collaboration and License Agreement
On September 7, 2021, the Company and Cyrus entered into the Cyrus Agreement. Pursuant to the Cyrus Agreement, Cyrus agreed to grant the Company an exclusive, worldwide license to certain intellectual property to form a protein engineering collaboration combining the Company’s ImmTOR platform with Cyrus’ ability to redesign protein therapeutics. The lead program was a proprietary interleukin-2, or IL-2, protein agonist designed to selectively promote expansion of regulatory T cells for treatment of patients with autoimmune diseases and other deleterious immune conditions. In return for the licensed intellectual property, the Company made an upfront payment and was obligated to pay certain discovery, development, and sales-based milestones which could have potentially totaled up to approximately $1.5 billion across multiple programs. The Cyrus Agreement was assessed for collaboration components and was determined not to be within the scope of ASC 808 as the risk and rewards are not shared by both parties. The Company expensed costs related to the Cyrus Agreement as incurred until regulatory approval is received in accordance with ASC 730. The Company assessed the capitalization of costs incurred after the receipt of regulatory approval and, if applicable, would have amortized these payments based on the expected useful life of each asset, typically based on the expected commercial exclusivity period. The Company was also obligated to pay Cyrus tiered royalties ranging from mid-single digit to low-double digit percentages of annual net sales of collaboration products which would have been expensed as commercial sales occur.
On June 13, 2022, the Company and Cyrus mutually agreed that the preclinical key in-vitro success milestone had been achieved.
In October 2023, the Company notified Cyrus of its termination of the Cyrus Agreement, effective December 29, 2023.
Stock Purchase Agreement
Additionally, on September 7, 2021, the Company entered into a stock purchase agreement, or the Series B Preferred Stock Purchase Agreement, in connection with the Cyrus Agreement. Pursuant to the Series B Preferred Stock Purchase Agreement, the Company purchased 2,326,934 shares of Cyrus’ Series B Preferred Stock, par value $0.0001 per share, at a purchase price of $0.8595 per share for $2.0 million.
In accordance with ASC 810, the Company has a variable interest in Cyrus resulting from its equity investment. The Company will share in Cyrus’ expected losses or receive a portion of its expected returns and absorb the variability associated with changes in the entity’s net assets. However, the Company is not the primary beneficiary as it does not have the power to direct the activities most significant to Cyrus, and therefore it is not required to consolidate Cyrus. The Company has recognized the $2.0 million investment of Cyrus’ Series B Preferred Stock at cost on the purchase date.
As of December 31, 2023, no impairment indicators are present and therefore the carrying value of the investment in Cyrus is $2.0 million on the accompanying consolidated balance sheet. The Company’s maximum exposure to loss related to this VIE is limited to the carrying value of the investment. The Company has not provided financing to Cyrus other than the amount contractually required by the Series B Preferred Stock Purchase Agreement.
Asklepios Biopharmaceutical, Inc.
Feasibility Study and License Agreement
In August 2019, the Company entered into a feasibility study and license agreement with AskBio, or the AskBio Collaboration Agreement. Pursuant to the AskBio Collaboration Agreement, the Company and AskBio agreed to license intellectual property rights to each other as part of a collaboration to research, develop, and commercialize certain AAV gene therapy products utilizing the Company’s ImmTOR platform to enable re-dosing of such AAV gene therapy products to treat serious rare and orphan genetic diseases for which there is a significant unmet medical need.
Pursuant to the AskBio Collaboration Agreement, the Company and AskBio agreed to conduct proof of concept studies to potentially validate the use of ImmTOR in conjunction with AskBio’s AAV gene therapy, or SEL-302, (previously disclosed as MMA-101, in combination with ImmTOR) for the treatment of methylmalonic acidemia, or MMA, to mitigate the formation of neutralizing anti-AAV capsid antibodies. On April 29, 2021, the Company was notified by AskBio that it intended to opt-out of development of the MMA indication.
The Company and AskBio shared responsibility for the research, development and commercialization of products developed under the SEL-399 program collaboration. The parties also shared research, development, and commercialization costs equally for all collaboration products, but with a right of either party to opt out of certain products, and thereby not be required to share costs for such products. Each party would have received a percentage of net profits under the collaboration equal to the percentage of shared costs borne by such party in the development of such product. Pursuant to the AskBio Collaboration Agreement, AskBio was responsible for manufacturing the AAV capsids and AAV vectors and the Company was responsible for manufacturing ImmTOR.
The Company and AskBio mutually agreed to the termination of the AskBio Collaboration Agreement, effective December 13, 2023.
For the years ended December 31, 2023 and 2022, the Company recognized $0.1 million and $0.9 million, respectively, of collaboration expense under the AskBio Collaboration Agreement in which actual costs incurred by both parties approximate a 50% cost share.
Shenyang Sunshine Pharmaceutical Co., Ltd
In May 2014, the Company entered into a license agreement, or the 3SBio License, with Shenyang Sunshine Pharmaceutical Co., Ltd., or 3SBio. The Company has paid to 3SBio an aggregate of $7.0 million in upfront and milestone-based payments under the 3SBio License as of December 31, 2023. The Company is required to make future payments to 3SBio contingent upon the occurrence of events related to the achievement of clinical and regulatory approval milestones of up to an aggregate of $15.0 million for products containing the Company’s ImmTOR platform.